RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) - Lease, Cost - USD ($)	9 Months Ended		12 Months Ended		21 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019	Feb. 28, 2021
Lease, Cost [Abstract]
Lease liability	$ 1,473,051	$ 2,675,310	$ 2,675,310		$ 2,675,310
Amount amortized	(314,311)	$ (1,101,532)	(1,202,259)	$ 0	(1,516,570)
Lease liability	1,158,740		1,473,051	2,675,310	1,158,740
Less: current portion	(93,532)		(336,900)	0	(93,532)
Lease liability, non-current	$ 1,065,208		$ 1,136,151	$ 0	$ 1,065,208